UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Developing Markets Trust
Class A [TEDMX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$76	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.37%.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets Trust	PAGE 1	711-STSR-0825

Templeton Developing Markets Trust
Class C [TDMTX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$116	2.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 2.12%.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets Trust	PAGE 1	791-STSR-0825

Templeton Developing Markets Trust
Class R [TDMRX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$89	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.62%.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets Trust	PAGE 1	891-STSR-0825

Templeton Developing Markets Trust
Class R6 [FDEVX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$55	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.99%.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets Trust	PAGE 1	344-STSR-0825

Templeton Developing Markets Trust
Advisor Class [TDADX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$62	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets Trust	PAGE 1	611-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Templeton
Developing Markets
Trust
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.77 $17.92 $16.52 $22.41 $25.42 $21.96
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.33 0.42
c
0.37 0.17
d
0.13
Net realized and unrealized gains (losses) 3.74 1.01 1.60 (5.40) (1.66) 3.94
Total from investment operations ........ 3.92 1.34 2.02 (5.03) (1.49) 4.07
Less distributions from:
Net investment income .............. — (0.30) (0.54) (0.41) (0.49) (0.26)
Net realized gains ................. — (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ................... — (0.49) (0.62) (0.86) (1.52) (0.61)
Net asset value, end of period .......... $22.69 $18.77 $17.92 $16.52 $22.41 $25.42
Total return
e
....................... 20.88% 7.39% 12.33% (22.21)% (5.80)% 18.67%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.53% 1.52% 1.55% 1.55% 1.54% 1.53%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.38% 1.38% 1.38% 1.38% 1.38%
Net investment income ............... 1.82% 1.74% 2.37%
c
2.01% 0.64%
d
0.61%
Supplemental data
Net assets , end of period (000’s) ........ $792,999 $692,501 $699,520 $681,700 $969,062 $1,145,066
Portfolio turnover rate ................ 10.61% 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.61%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.38 $17.55 $16.19 $21.95 $24.83 $21.46
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.10 0.18 0.28
c
0.22 (0.04)
d
(0.03)
Net realized and unrealized gains (losses) 3.66 1.00 1.55 (5.27) (1.58) 3.82
Total from investment operations ........ 3.76 1.18 1.83 (5.05) (1.62) 3.79
Less distributions from:
Net investment income .............. — (0.16) (0.39) (0.26) (0.23) (0.07)
Net realized gains ................. — (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ................... — (0.35) (0.47) (0.71) (1.26) (0.42)
Net asset value, end of period .......... $22.14 $18.38 $17.55 $16.19 $21.95 $24.83
Total return
e
....................... 20.46% 6.62% 11.39% (22.79)% (6.48)% 17.79%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.28% 2.26% 2.30% 2.31% 2.29% 2.28%
Expenses net of waiver and payments by
affiliates .......................... 2.13% 2.13% 2.13% 2.13% 2.13% 2.13%
Net investment income (loss) .......... 1.05% 0.99% 1.63%
c
1.21% (0.15)%
d
(0.15)%
Supplemental data
Net assets , end of period (000’s) ........ $15,435 $14,160 $16,257 $18,373 $30,956 $48,429
Portfolio turnover rate ................ 10.61% 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.87%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.34 $17.49 $16.15 $21.93 $24.96 $21.57
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.28 0.37
c
0.31 0.13
d
0.07
Net realized and unrealized gains (losses) 3.64 0.99 1.55 (5.27) (1.65) 3.88
Total from investment operations ........ 3.80 1.27 1.92 (4.96) (1.52) 3.95
Less distributions from:
Net investment income .............. — (0.23) (0.50) (0.37) (0.48) (0.21)
Net realized gains ................. — (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ................... — (0.42) (0.58) (0.82) (1.51) (0.56)
Net asset value, end of period .......... $22.14 $18.34 $17.49 $16.15 $21.93 $24.96
Total return
e
....................... 20.72% 7.16% 12.00% (22.40)% (6.03)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.78% 1.76% 1.80% 1.80% 1.80% 1.78%
Expenses net of waiver and payments by
affiliates .......................... 1.63% 1.63% 1.63% 1.63% 1.63% 1.62%
Net investment income ............... 1.64% 1.49% 2.12%
c
1.76% 0.52%
d
0.35%
Supplemental data
Net assets , end of period (000’s) ........ $33,570 $23,925 $29,704 $26,150 $37,252 $20,234
Portfolio turnover rate ................ 10.61% 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.36%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.58 $17.74 $16.37 $22.22 $25.23 $21.78
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.40 0.48
c
0.42 0.27
d
0.25
Net realized and unrealized gains (losses) 3.70 1.00 1.58 (5.33) (1.66) 3.89
Total from investment operations ........ 3.92 1.40 2.06 (4.91) (1.39) 4.14
Less distributions from:
Net investment income .............. — (0.37) (0.61) (0.49) (0.59) (0.34)
Net realized gains ................. — (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ................... — (0.56) (0.69) (0.94) (1.62) (0.69)
Net asset value, end of period .......... $22.50 $18.58 $17.74 $16.37 $22.22 $25.23
Total return
e
....................... 21.10% 7.80% 12.71% (21.90)% (5.42)% 19.16%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.14% 1.15% 1.10% 1.14% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.01% 1.00% 1.00% 1.00% 1.00%
Net investment income ............... 2.23% 2.12% 2.75%
c
2.31% 1.06%
d
1.19%
Supplemental data
Net assets , end of period (000’s) ........ $189,742 $154,141 $163,456 $143,225 $214,696 $203,362
Portfolio turnover rate ................ 10.61% 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.99%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.61 $17.77 $16.40 $22.26 $25.27 $21.82
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.38 0.45
c
0.41 0.24
d
0.18
Net realized and unrealized gains (losses) 3.69 1.00 1.59 (5.36) (1.66) 3.94
Total from investment operations ........ 3.91 1.38 2.04 (4.95) (1.42) 4.12
Less distributions from:
Net investment income .............. — (0.35) (0.59) (0.46) (0.56) (0.32)
Net realized gains ................. — (0.19) (0.08) (0.45) (1.03) (0.35)
Total distributions ................... — (0.54) (0.67) (0.91) (1.59) (0.67)
Net asset value, end of period .......... $22.52 $18.61 $17.77 $16.40 $22.26 $25.27
Total return
e
....................... 21.01% 7.67% 12.58% (22.01)% (5.55)% 19.01%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.26% 1.30% 1.30% 1.29% 1.28%
Expenses net of waiver and payments by
affiliates .......................... 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net investment income ............... 2.16% 2.01% 2.58%
c
2.26% 0.92%
d
0.87%
Supplemental data
Net assets , end of period (000’s) ........ $442,140 $287,109 $243,109 $152,957 $221,055 $244,645
Portfolio turnover rate ................ 10.61% 17.75% 26.63% 21.97% 21.89% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Schedule of Investments (unaudited), June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 89.8%
Brazil 2.7%
Hypera SA ..................... Pharmaceuticals 1,819,933 $ 9,107,872
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 3,914,846 3,696,446
TOTVS SA ..................... Software 1,105,354 8,587,545
Vale SA ........................ Metals & Mining 1,203,004 11,657,831
XP, Inc., A ...................... Capital Markets 331,578 6,697,875
39,747,569
Cambodia 0.1%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,867,563 2,210,377
Chile 0.8%
b
Banco Santander Chile, ADR ....... Banks 466,531 11,765,912
China 22.2%
c
Alibaba Group Holding Ltd. ......... Broadline Retail 3,487,246 49,365,278
a,c
Baidu, Inc., A .................... Interactive Media & Services 1,335,332 14,310,664
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,116,431 1,672,707
b,d
Budweiser Brewing Co. APAC Ltd.,
144A, Reg S .................. Beverages 16,554,922 16,437,111
China Merchants Bank Co. Ltd., A .... Banks 4,144,001 26,587,594
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 6,180,515 4,101,061
a,b
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 263,259 3,993,639
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,749,927 2,100,699
Haier Smart Home Co. Ltd., D ....... Household Durables 4,061,327 8,734,395
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 1,026,124 1,494,724
c
JD.com, Inc., A .................. Broadline Retail 257,764 4,209,882
a,c,d
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 1,763,258 14,313,405
c
NetEase, Inc. ................... Entertainment 624,638 16,833,600
PICC Property & Casualty Co. Ltd., H . Insurance 428,578 832,802
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 2,471,490 15,776,310
Prosus NV ..................... Broadline Retail 1,326,443 74,422,081
c
Tencent Holdings Ltd. ............. Interactive Media & Services 625,001 40,272,323
Uni-President China Holdings Ltd. .... Food Products 8,165,960 9,893,513
Weichai Power Co. Ltd., H ......... Machinery 4,877,141 9,929,949
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 1,230,263 1,879,303
a,b,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 3,272,077 10,751,733
327,912,773
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 2,219,479 24,489,683
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 506,736 14,936,742
India 12.0%
ACC Ltd. ....................... Construction Materials 211,099 4,720,326
a
Ather Energy Ltd. ................ Automobiles 511,681 1,982,645
a
Ather Energy Ltd. ................ Automobiles 749,075 2,902,491
Bajaj Holdings & Investment Ltd. ..... Financial Services 46,505 7,803,303
Brigade Enterprises Ltd. ........... Real Estate Management & Development 394,190 5,103,572
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 4,662,573 14,359,788
Federal Bank Ltd. ................ Banks 4,113,175 10,224,448
a
HDB Financial Services Ltd. ........ Financial Services 15,453 133,340

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a,e
HDB Financial Services Ltd. ........ Financial Services 67,580 $ 583,129
HDFC Bank Ltd. ................. Banks 1,546,149 36,095,563
a,f
Hemisphere Properties India Ltd. .... Real Estate Management & Development 395,958 320,723
ICICI Bank Ltd. .................. Banks 3,718,025 62,833,667
Infosys Ltd. ..................... IT Services 592,158 11,063,097
Natco Pharma Ltd. ............... Pharmaceuticals 66,352 716,816
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 5,748,040 5,478,963
a,b
ReNew Energy Global plc, A ........ Independent Power and Renewable Electricity
Producers 1,750,903 12,098,740
176,420,611
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 24,831,799 6,886,223
Italy 0.1%
a,b,d
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 69,426 1,042,416
Mexico 2.8%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 4,482,972 40,977,343
a,d
Nemak SAB de CV, 144A, Reg S .... Automobile Components 5,717,494 981,126
41,958,469
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 154,816 5,903,134
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 2,173,193 5,894,935
Russia 0.0%
a,f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
f,g
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 2.2%
Discovery Ltd. ................... Insurance 1,780,682 21,646,753
Netcare Ltd. .................... Health Care Providers & Services 13,152,205 10,360,582
32,007,335
South Korea 18.4%
a,d
Delivery Hero SE, 144A, Reg S ...... Hotels, Restaurants & Leisure 663,256 18,002,244
Doosan Bobcat, Inc. .............. Machinery 360,132 15,479,712
Hankook Tire & Technology Co. Ltd. .. Automobile Components 5,473 160,792
Hyundai Motor Co. ............... Automobiles 99,930 15,005,233
KT Skylife Co. Ltd. ............... Media 452,147 1,684,454
LG Corp. ....................... Industrial Conglomerates 369,067 21,714,609
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 31,678 2,692,991
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 213,796 5,649,174
NAVER Corp. ................... Interactive Media & Services 144,654 28,089,637
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,087,053 48,071,246
Samsung Life Insurance Co. Ltd. ..... Insurance 292,025 27,498,715
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 62,681 8,003,164
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 353,375 76,145,815
Soulbrain Co. Ltd. ................ Chemicals 27,813 3,692,932
271,890,718
Taiwan 18.3%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 5,759,279 31,775,880

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,089,413 $ 4,129,780
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 810,843 34,743,538
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,036,532 184,182,722
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 448,256 7,438,315
h
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 2,161,805 7,439,595
269,709,830
Thailand 2.6%
Kasikornbank PCL ............... Banks 4,309,736 20,357,471
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 3,057,259
Minor International PCL ............ Hotels, Restaurants & Leisure 11,876,486 8,495,581
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 2,229,588
Thai Beverage PCL ............... Beverages 10,287,676 3,723,613
37,863,512
Turkiye 0.3%
h
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 337,997 4,199,736
United Arab Emirates 0.6%
Emaar Development PJSC ......... Real Estate Management & Development 39,392 145,025
Emirates Central Cooling Systems Corp. Water Utilities 13,287,281 6,005,796
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 7,136,543 2,895,347
9,046,168
United States 2.7%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 240,807 18,790,170
Genpact Ltd. .................... Professional Services 477,795 21,027,758
39,817,928
Total Common Stocks (Cost $880,283,397) .....................................
1,323,704,071
a
Preferred Stocks 5.4%
Brazil 5.4%
Banco Bradesco SA, ADR .......... Banks 8,075,367 24,952,884
i
Itau Unibanco Holding SA, ADR, 3.28% Banks 4,071,802 27,647,536
i
Petroleo Brasileiro SA - Petrobras,
12.49% ...................... Oil, Gas & Consumable Fuels 4,591,932 26,521,659
79,122,079
Total Preferred Stocks (Cost $64,465,929) ......................................
79,122,079
Total Long Term Investments (Cost $944,749,326) ...............................
1,402,826,150
Short Term Investments 6.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.5%
United States 5.5%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 81,272,565 81,272,565
Total Money Market Funds (Cost $81,272,565) ..................................
81,272,565

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 25 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
l
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ......... 7,211,698 $ 7,211,698
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$7,211,698) .................................................................
7,211,698
a a a a a
Total Short Term Investments (Cost $88,484,263 ) ................................
88,484,263
a a a
Total Investments (Cost $1,033,233,589) 101.2% ................................
$1,491,310,413
Other Assets, less Liabilities (1.2)% ...........................................
(17,424,202)
Net Assets 100.0% ...........................................................
$1,473,886,211
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2025. See Note 1(d).
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2025, the aggregate value of these securities was $139,305,152, representing 9.5% of net assets.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $63,628,734, representing 4.3% of net assets.
e
See Note 7 regarding restricted securities.
f
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
g
See Note 6 regarding investments in Russian securities.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Variable rate security. The rate shown represents the yield at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(d) regarding securities on loan.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $944,749,326
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 88,484,263
Value - Unaffiliated issuers (Includes securities loaned of $18,555,237) ................................. $1,402,826,150
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 88,484,263
Cash .................................................................................... 65,950
Foreign currency, at value (cost $633,952) ........................................................ 609,547
Receivables:
Investment securities sold ................................................................... 8,814,471
Capital shares sold ........................................................................ 691,072
Dividends ............................................................................... 4,472,362
Total assets .......................................................................... 1,505,963,815
Liabilities:
Payables:
Investment securities purchased .............................................................. 649,583
Capital shares redeemed ................................................................... 10,218,539
Management fees ......................................................................... 985,203
Distribution fees .......................................................................... 183,980
Transfer agent fees ........................................................................ 374,879
Payable upon return of securities loaned (Note 1d) .................................................. 7,211,698
Deferred taxes on unrealized appreciation ........................................................ 12,198,130
Accrued expenses and other liabilities ........................................................... 255,592
Total liabilities ......................................................................... 32,077,604
Net assets, at value ................................................................. $1,473,886,211
Net assets consist of:
Paid-in capital ............................................................................. $1,070,366,717
Total distributable earnings (losses) ............................................................. 403,519,494
Net assets, at value ................................................................. $1,473,886,211

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $792,998,575
Shares outstanding ........................................................................ 34,948,364
Net asset value per share
a,b
.................................................................. $22.69
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $24.01
Class C:
Net assets, at value ....................................................................... $15,434,936
Shares outstanding ........................................................................ 697,154
Net asset value and maximum offering price per share
a,b
............................................ $22.14
Class R:
Net assets, at value ....................................................................... $33,570,411
Shares outstanding ........................................................................ 1,516,030
Net asset value and maximum offering price per share
b
............................................. $22.14
Class R6:
Net assets, at value ....................................................................... $189,741,984
Shares outstanding ........................................................................ 8,432,567
Net asset value and maximum offering price per share
b
............................................. $22.50
Advisor Class:
Net assets, at value ....................................................................... $442,140,305
Shares outstanding ........................................................................ 19,632,078
Net asset value and maximum offering price per share
b
............................................. $22.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $2,040,042)
Unaffiliated issuers ........................................................................ $19,656,725
Non-controlled affiliates (Note 3 f ) ............................................................. 1,178,390
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (77,698)
Non-controlled affiliates (Note 3 f ) ............................................................. 111,713
Total investment income ................................................................... 20,869,130
Expenses:
Management fees (Note 3 a ) ................................................................... 6,706,143
Distribution fees: (Note 3c )
Class A ................................................................................ 896,434
Class C ................................................................................ 71,706
Class R ................................................................................ 66,617
Transfer agent fees: (Note 3e )
Class A ................................................................................ 593,871
Class C ................................................................................ 11,859
Class R ................................................................................ 22,185
Class R6 ............................................................................... 24,031
Advisor Class ............................................................................ 306,590
Custodian fees ............................................................................ 140,476
Reports to shareholders fees .................................................................. 51,729
Registration and filing fees .................................................................... 46,522
Professional fees ........................................................................... 64,363
Trustees' fees and expenses .................................................................. 76,923
Other .................................................................................... 96,918
Total expenses ......................................................................... 9,176,367
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (954,135)
Net expenses ......................................................................... 8,222,232
Net investment income ................................................................ 12,646,898
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,623,993)
Unaffiliated issuers ...................................................................... 23,907,572
Foreign currency transactions ................................................................ 467,383
Net realized gain (loss) .................................................................. 24,374,955
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 216,057,676
Translation of other assets and liabilities denominated in foreign currencies .............................. (284,692)
Change in deferred taxes on unrealized appreciation ............................................... (43,073)
Net change in unrealized appreciation (depreciation) ............................................ 215,729,911
Net realized and unrealized gain (loss) ............................................................ 240,104,866
Net increase (decrease) in net assets resulting from operations .......................................... $252,751,764

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Developing Markets Trust
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,646,898 $21,585,674
Net realized gain (loss) ................................................. 24,374,955 21,635,500
Net change in unrealized appreciation (depreciation) ........................... 215,729,911 39,848,661
Net increase (decrease) in net assets resulting from operations ................ 252,751,764 83,069,835
Distributions to shareholders:
Class A ............................................................. — (17,747,068)
Class C ............................................................. — (263,745)
Class R ............................................................. — (578,644)
Class R6 ............................................................ — (4,507,611)
Advisor Class ........................................................ — (8,057,203)
Total distributions to shareholders .......................................... — (31,154,271)
Capital share transactions: (Note 2 )
Class A ............................................................. (39,067,462) (37,537,096)
Class C ............................................................. (1,435,768) (2,780,647)
Class R ............................................................. 4,313,585 (7,590,629)
Class R6 ............................................................ 2,408,720 (17,338,321)
Advisor Class ........................................................ 83,079,166 33,120,606
Total capital share transactions ............................................ 49,298,241 (32,126,087)
Net increase (decrease) in net assets ................................... 302,050,005 19,789,477
Net assets:
Beginning of period ..................................................... 1,171,836,206 1,152,046,729
End of period .......................................................... $1,473,886,211 $1,171,836,206

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc.,
an affiliate of the Fund. Additionally, at June 30, 2025, the
Fund held $12,549,471 in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,045,717 $21,243,181 1,638,708 $30,908,359
Shares issued in reinvestment of distributions .......... — — 817,853 15,955,293
Shares issued on reorganization .................... — — 2,131,854 43,063,452
Shares redeemed ............................... (2,989,282) (60,310,643) (6,740,616) (127,464,200)
Net increase (decrease) .......................... (1,943,565) $(39,067,462) (2,152,201) $(37,537,096)
Class C Shares:
Shares sold ................................... 60,412 $1,191,025 82,419 $1,509,664
Shares issued in reinvestment of distributions .......... — — 13,630 263,002
Shares issued on reorganization .................... — — 62,321 1,225,227
Shares redeemed
a
.............................. (133,467) (2,626,793) (314,248) (5,778,540)
Net increase (decrease) .......................... (73,055) $(1,435,768) (155,878) $(2,780,647)
Class R Shares:
Shares sold ................................... 353,043 $7,063,464 564,429 $10,293,019
Shares issued in reinvestment of distributions .......... — — 30,092 578,550
Shares redeemed ............................... (141,416) (2,749,879) (988,197) (18,462,198)
Net increase (decrease) .......................... 211,627 $4,313,585 (393,676) $(7,590,629)
Class R6 Shares:
Shares sold ................................... 1,865,734 $36,915,402 1,880,531 $35,389,352
Shares issued in reinvestment of distributions .......... — — 158,634 3,054,987
Shares issued on reorganization .................... — — 53,723 1,077,685
Shares redeemed ............................... (1,729,588) (34,506,682) (3,012,267) (56,860,345)
Net increase (decrease) .......................... 136,146 $2,408,720 (919,379) $(17,338,321)
Advisor Class Shares:
Shares sold ................................... 6,971,250 $138,200,662 3,490,247 $65,212,132
Shares issued in reinvestment of distributions .......... — — 402,953 7,779,084
Shares issued on reorganization .................... — — 939,651 18,858,793
Shares redeemed ............................... (2,768,916) (55,121,496) (3,087,550) (58,729,403)
Net increase (decrease) .......................... 4,202,334 $83,079,166 1,745,301 $33,120,606
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 1.038% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$308,523 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $11,923
CDSC retained .............................................................................. $542
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $12,728,042 $187,357,562 $(118,813,039) $— $— $81,272,565 81,272,565 $1,178,390
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, and for Class R6 do not exceed 1.00%, based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the Fund deferred post-October capital losses $1,332,097.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $4,000,000 $20,655,714 $(17,444,016) $— $— $7,211,698 7,211,698 $111,713
Total Affiliated Securities ... $16,728,042 $208,013,276 $(136,257,055) $— $— $88,484,263 $1,290,103
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 5,483,306
Long term ................................................................................ 46,620,457
Total capital loss carryforwards ............................................................... $52,103,763
a
a
Includes $52,103,763 from the acquired Templeton BRIC Fund and Templeton China World Fund, which may be carried over to offset future capital gains, subject to certain limitations .
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$132,728,015 and $140,280,990, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$7,211,698 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian
Cost of investments .......................................................................... $1,058,639,662
Unrealized appreciation ........................................................................ $573,147,354
Unrealized depreciation ........................................................................ (140,476,603)
Net unrealized appreciation (depreciation) .......................................................... $432,670,751
4. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2025.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Shares Issuer
Acquisition
Date Cost Value
Templeton Developing Markets Trust
67,580
a
HDB Financial Services Ltd .................... 6/25/25 $ 580,894 $ 583,129
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $580,894 $583,129
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $133,340 as of June 30, 2025.
6. Concentration of Risk
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 39,747,569 $ — $ — $ 39,747,569
Cambodia ............................ — 2,210,377 — 2,210,377
Chile ................................ 11,765,912 — — 11,765,912
China ............................... 3,993,639 323,919,134 — 327,912,773
Hong Kong ........................... — 24,489,683 — 24,489,683
Hungary ............................. 14,936,742 — — 14,936,742
India ................................ 15,001,231 161,098,657 320,723 176,420,611
Indonesia ............................ — 6,886,223 — 6,886,223
Italy ................................. — 1,042,416 — 1,042,416
Mexico .............................. 41,958,469 — — 41,958,469
Peru ................................ 5,903,134 — — 5,903,134
Philippines ............................ — 5,894,935 — 5,894,935
Russia ............................... — — —
a
—
South Africa ........................... — 32,007,335 — 32,007,335
South Korea .......................... — 271,890,718 — 271,890,718
Taiwan ............................... — 269,709,830 — 269,709,830
Thailand ............................. — 37,863,512 — 37,863,512
Turkiye .............................. 4,199,736 — — 4,199,736
United Arab Emirates .................... 8,901,143 145,025 — 9,046,168
United States .......................... 39,817,928 — — 39,817,928
Preferred Stocks ........................ 79,122,079 — — 79,122,079
Short Term Investments ................... 88,484,263 — — 88,484,263
Total Investments in Securities ........... $353,831,845 $1,137,157,845
b
$320,723 $1,491,310,413
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,134,458,731, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Credit Facility
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PJSC
Public Joint Stock Company
9. Fair Value Measurements
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Templeton Developing Markets Trust
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Asset Management Ltd. (TAML)
and the Fund, and an investment sub-advisory agreement between TAML and Franklin Templeton Investment Management
Limited (Sub-Adviser), an affiliate of TAML, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Board noted that effective October 25, 2024, the Templeton China World Fund reorganized into the Fund. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. TAML and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three- and 10-year periods was above the median of its Performance
Universe, but for the five-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13 other emerging markets funds. The Board noted that the
Management Rate for the Fund was approximately 4.3 basis points above the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median of its Expense Group. The Board further noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board also noted that the Sub-
Adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between
TAML and the Sub-Adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

505-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Developing Markets Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025